Debt Instruments at Amortized Cost - Summary of Debt Instruments at Amortized Cost (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	₱ 607	₱ 1,153
Less: Current portion of debt instrument at amortized cost (Note 28)	207
Noncurrent portion of debt instrument at amortized cost (Note 28)	400	1,153
Retail Treasury Bonds [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	400
Two Year Time Deposit [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	₱ 207	₱ 1,153